Borrowings - Maturities of long-term borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Borrowings
2019	¥ 655,644
2020	1,063,520
2021	994,263
2022	711,229
2023	670,967
2024 and thereafter	3,259,567
Subtotal	7,355,190	¥ 7,155,196
Trading balances of secured borrowings	27,317	40,212
Total	¥ 7,382,507	¥ 7,195,408